Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
(30)	FAIR VALUE MEASUREMENTS

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet date:

•

Short-term financial instruments (cash equivalents, pledged bank deposits, trade accounts receivable and payable, bills receivable and payable, short-term bank borrowings, and accrued liabilities) – cost approximates fair value because of the short maturity period.

•

Long-term bank borrowings – fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Group’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carries variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•	Convertible senior notes – the estimated fair value was US$18,279 as of December 31, 2012 and was based on the quoted market price in an active market.

•	RMB-denominated US$-settled senior notes – the estimated fair value was US$155,531 as of December 31, 2012 and was based on the quoted market price in an active market.

•	Long-term PRC notes – the estimated fair value was US$72,699 as of December 31, 2012 and was based on the quoted market price in an active market.

•	Available-for-sale equity security of JYT – fair value is based on the quoted price of the share of JYT and adjusted by a 25% discount to reflect the sale restriction.

•	Interest rate swap contracts – fair value is based on the quotation from financial institution.

The table below presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2012, segregated by the level in the fair value hierarchy within which those measurements fall.

	Carrying amount at December 31, 2012	Fair value at December 31, 2012	Fair value measurements using
			Level 1	Level 2	Level 3
Asset:
Available-for-sale equity security of JYT	5,775	5,775	0	5,775	0
Liability:
Interest rate swap contracts	10,154	10,154	0	10,154	0

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis as of December 31, 2012:

Description	Year ended December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
Long-lived assets	0	0	0	0	(109,027)
Intangible assets	0	0	0	0	(25,255)
Assets held for sale	511,541	0	0	511,541	(74,178)